Cash Flow Reconciliations	6 Months Ended
Jun. 30, 2019
Cash Flow Reconciliations
Cash Flow Reconciliations

17. Cash Flow Reconciliations

The reconciliation of the Group’s non-cash investing and financing activities for the periods ended June 30, 2018 and June 30, 2019 are presented in the tables below:

A reconciliation of borrowings arising from financing activities is as follows:

			Other		Deferred
			comprehensive	Non-cash	financing
	Opening balance	Cash flows	income	items	costs, assets	Total
Borrowings outstanding as of January 1, 2018	2,547,556	—	—	—	—	2,547,556
Proceeds from bank loans and bonds	—	498,225	—	—	—	498,225
Bank loan repayments	—	(108,958)	—	—	—	(108,958)
Additions in deferred loan fees	—	(7,295)	—	1,447	(13,385)	(19,233)
Amortization of deferred loan issuance costs and premium	—	—	—	6,144	—	6,144
Retranslation of the 2021 NOK Bonds in USD	—	—	1,077	—	—	1,077
Borrowings outstanding as of June 30, 2018	2,547,556	381,972	1,077	7,591	(13,385)	2,924,811

			Other		Deferred
			comprehensive	Non-cash	financing
	Opening balance	Cash flows	income	items	costs, assets	Total
Borrowings outstanding as of January 1, 2019	2,828,459	—	—	—	—	2,828,459
Proceeds from bank loans and bonds	—	677,680	—	—	—	677,680
Bank loan repayments	—	(445,604)	—	—	—	(445,604)
Additions in deferred loan fees	—	(9,175)	—	(1,584)	(3,056)	(13,815)
Amortization and write-off of deferred loan issuance costs and premium	—	—	—	7,385	—	7,385
Retranslation of the 2021 NOK Bonds in USD	—	—	1,857	—	—	1,857
Borrowings outstanding as of June 30, 2019	2,828,459	222,901	1,857	5,801	(3,056)	3,055,962

A reconciliation of derivatives arising from financing activities is as follows:

		Other
		comprehensive
	Opening balance	income	Non-cash items	Total
Net derivative assets as of January 1, 2018	16,396	—	—	16,396
Unrealized gain on derivative financial instruments held for trading (Note 16)	—	—	17,235	17,235
Ineffective portion of cash flow hedges (Note 16)	—	—	(530)	(530)
Effective portion of changes in the fair value of derivatives designated as cash flow hedging instruments	—	2,287	—	2,287
Net derivative assets as of June 30, 2018	16,396	2,287	16,705	35,388

		Other
		comprehensive	Non- cash
	Opening balance	loss	items	Total
Net derivative assets as of January 1, 2019	3,096	—	—	3,096
Unrealized loss on derivative financial instruments held for trading (Note 16)	—	—	(51,931)	(51,931)
Ineffective portion of cash flow hedges (Note 16)	—	—	49	49
Effective portion of changes in the fair value of derivatives designated as cash flow hedging instruments	—	(607)	—	(607)
Net derivative assets/(liabilities) as of June 30, 2019	3,096	(607)	(51,882)	(49,393)

A reconciliation of tangible fixed assets and vessels under construction arising from investing activities is as follows:

	Opening balance	Cash flows	Non-cash items	Total
Tangible fixed assets and vessels under construction as of January 1, 2018	3,939,221	—	—	3,939,221
Additions (Note 5)	—	588,899	12,295	601,194
Transfer under “Other non-current assets”	—	—	(1,650)	(1,650)
Depreciation expense (Note 5)	—	—	(70,514)	(70,514)
Tangible fixed assets and vessels under construction as of June 30, 2018	3,939,221	588,899	(59,869)	4,468,251

	Opening balance	Cash flows	Non-cash items	Total
Tangible fixed assets and vessels under construction as of January 1, 2019	4,482,857	—	—	4,482,857
Additions (Note 5)	—	256,888	(7,245)	249,643
Returns for capital expenditures (Note 5)	—	(5,629)	—	(5,629)
Depreciation expense (Note 5)	—	—	(75,869)	(75,869)
Tangible fixed assets and vessels under construction as of June 30, 2019	4,482,857	251,259	(83,114)	4,651,002

A reconciliation of lease liabilities arising from financing activities is as follows:

	Opening balance	Cash flows	Non-cash items	Total
Lease liabilities as of January 1, 2018	213,428	—	—	213,428
Lease charge (Note 16)	—	—	5,262	5,262
Payments for interest	—	(5,262)	—	(5,262)
Payments for lease liability	—	(3,588)	—	(3,588)
Lease liabilities as of June 30, 2018	213,428	(8,850)	5,262	209,840

	Opening balance	Cash flows	Non-cash items	Total
Lease liabilities as of January 1, 2019	213,374	—	—	213,374
Lease charge (Note 16)	—	—	5,264	5,264
Additions	—	—	1,081	1,081
Payments for interest	—	(5,266)	—	(5,266)
Payments for lease liability	—	(4,770)	(46)	(4,816)
Lease liabilities as of June 30, 2019	213,374	(10,036)	6,299	209,637

A reconciliation of equity offerings arising from financing activities is as follows:

	Cash flows	Non-cash items	Total
Proceeds from GasLog Partners' preference unit offerings (net of underwriting discounts and commissions)	111,544	—	111,544
Proceeds from public offerings and private placement (net of underwriting discounts and commissions)	24	—	24
Equity related costs	(660)	276	(384)
Net proceeds from equity offerings in the period ended June 30, 2018	110,908	276	111,184

	Cash flows	Non-cash items	Total
Equity related costs	(894)	406	(488)
Net proceeds from equity offerings in the period ended June 30, 2019	(894)	406	(488)